UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2009


                 USAA S&P 500 INDEX FUND, REWARD SHARES
                 USAA S&P 500 INDEX FUND, MEMBER SHARES



[LOGO OF USAA]
    USAA(R)














PORTFOLIO OF INVESTMENTS
3RD QUARTER

USAA S&P 500 INDEX FUND
September 30, 2009












                                                                      (Form N-Q)

48414-1109                                   (c)2009, USAA. All rights reserved.

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS                                                       1
USAA S&P 500 INDEX FUND
September 30, 2009 (unaudited)

NUMBER
OF SHARES                                  SECURITY                                                  MARKET VALUE (000)
-----------                                --------                                                  ------------------

                          COMMON STOCKS (99.0%)

                          CONSUMER DISCRETIONARY (9.0%)
                          -----------------------------
                          ADVERTISING (0.2%)
    125,600               Interpublic Group of Companies, Inc. *                                       $          945
     85,600               Omnicom Group, Inc.                                                                    3,162
                                                                                                     ------------------
                                                                                                                 4,107
                                                                                                     ------------------

                          APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
     89,900               Coach, Inc.                                                                            2,959
     16,700               Polo Ralph Lauren Corp.                                                                1,280
     25,358               VF Corp.                                                                               1,837
                                                                                                     ------------------
                                                                                                                 6,076
                                                                                                     ------------------

                          APPAREL RETAIL (0.4%)
     25,900               Abercrombie & Fitch Co. "A"                                                              852
    132,578               Gap, Inc.                                                                              2,837
     76,800               Limited Brands, Inc.                                                                   1,305
    116,858               TJX Companies, Inc.                                                                    4,341
                                                                                                     ------------------
                                                                                                                 9,335
                                                                                                     ------------------

                          AUTO PARTS & EQUIPMENT (0.2%)
    164,600               Johnson Controls, Inc.                                                                 4,207
                                                                                                     ------------------

                          AUTOMOBILE MANUFACTURERS (0.2%)
    885,941               Ford Motor Co. *                                                                       6,388
                                                                                                     ------------------

                          AUTOMOTIVE RETAIL (0.1%)
     24,711               AutoNation, Inc. *                                                                       447
      8,977               AutoZone, Inc. *                                                                       1,312
     37,100               O'Reilly Automotive, Inc. *                                                            1,341
                                                                                                     ------------------
                                                                                                                 3,100
                                                                                                     ------------------

                          BROADCASTING (0.1%)
    192,274               CBS Corp. "B"                                                                          2,317
                                                                                                     ------------------

                          CABLE & SATELLITE (0.8%)
    793,699               Comcast Corp. "A"                                                                     13,406
    125,581               DIRECTV Group, Inc. *                                                                  3,463
     22,600               Scripps Networks Interactive "A"                                                         835
     96,871               Time Warner Cable, Inc.                                                                4,174
                                                                                                     ------------------
                                                                                                                21,878
                                                                                                     ------------------

                          CASINOS & GAMING (0.1%)
     82,696               International Game Technology                                                          1,777
     19,979               Wynn Resorts Ltd. (g)*                                                                (1,416)
                                                                                                     ------------------
                                                                                                                 3,193
                                                                                                     ------------------

                          COMPUTER & ELECTRONICS RETAIL (0.2%)
     93,250               Best Buy Co., Inc.                                                                     3,499
     44,000               GameStop Corp. "A" *                                                                   1,165
     37,500               RadioShack Corp.                                                                         621
                                                                                                     ------------------
                                                                                                                 5,285
                                                                                                     ------------------

                          CONSUMER ELECTRONICS (0.0%)
     20,965               Harman International Industries, Inc.                                                    710
                                                                                                     ------------------

                          DEPARTMENT STORES (0.4%)
     62,900               J.C. Penney Co., Inc.                                                                  2,123
     85,935               Kohl's Corp. *                                                                         4,903
    119,502               Macy's, Inc.                                                                           2,186
     45,300               Nordstrom, Inc.                                                                        1,383
     13,018               Sears Holdings Corp. (g)*                                                               (850)
                                                                                                     ------------------
                                                                                                                11,445
                                                                                                     ------------------

                          DISTRIBUTORS (0.1%)

PORTFOLIO OF INVESTMENTS (continued)                                                                                 2
USAA S&P 500 INDEX FUND
September 30, 2009 (unaudited)


NUMBER
OF SHARES                                  SECURITY                                                  MARKET VALUE (000)
-----------                                --------                                                  ------------------

     43,400               Genuine Parts Co.                                                                      1,652
                                                                                                     ------------------




                          EDUCATION SERVICES (0.1%)
     35,781               Apollo Group, Inc. "A" *                                                               2,636
     16,900               DeVry, Inc.                                                                              935
                                                                                                     ------------------
                                                                                                                 3,571
                                                                                                     ------------------

                          FOOTWEAR (0.3%)
    108,700               NIKE, Inc. "B"                                                                         7,033
                                                                                                     ------------------

                          GENERAL MERCHANDISE STORES (0.4%)
     23,800               Big Lots, Inc. *                                                                         596
     38,000               Family Dollar Stores, Inc.                                                             1,003
    210,095               Target Corp.                                                                           9,807
                                                                                                     ------------------
                                                                                                                11,406
                                                                                                     ------------------

                          HOME FURNISHINGS (0.0%)
     44,300               Leggett & Platt, Inc.                                                                    859
                                                                                                     ------------------

                          HOME IMPROVEMENT RETAIL (0.9%)
    473,737               Home Depot, Inc.                                                                      12,620
    412,400               Lowe's Companies, Inc.                                                                 8,636
     26,500               Sherwin-Williams Co.                                                                   1,594
                                                                                                     ------------------
                                                                                                                22,850
                                                                                                     ------------------

                          HOMEBUILDING (0.1%)
     75,700               D.R. Horton, Inc.                                                                        864
     21,900               KB Home                                                                                  364
     39,900               Lennar Corp. "A"                                                                         568
     84,637               Pulte Homes, Inc.                                                                        930
                                                                                                     ------------------
                                                                                                                 2,726
                                                                                                     ------------------

                          HOMEFURNISHING RETAIL (0.1%)
     73,500               Bed Bath & Beyond, Inc. *                                                              2,759
                                                                                                     ------------------

                          HOTELS, RESORTS & CRUISE LINES (0.3%)
    122,900               Carnival Corp.                                                                         4,090
     70,695               Marriott International, Inc. "A"                                                       1,951
     50,800               Starwood Hotels & Resorts Worldwide, Inc.                                              1,678
     47,262               Wyndham Worldwide Corp.                                                                  771
                                                                                                     ------------------
                                                                                                                 8,490
                                                                                                     ------------------

                          HOUSEHOLD APPLIANCES (0.1%)
     16,300               Black & Decker Corp.                                                                     754
     20,193               Whirlpool Corp.                                                                        1,413
                                                                                                     ------------------
                                                                                                                 2,167
                                                                                                     ------------------

                          HOUSEWARES & SPECIALTIES (0.1%)
     43,430               Fortune Brands, Inc.                                                                   1,866
     73,100               Newell Rubbermaid, Inc.                                                                1,147
                                                                                                     ------------------
                                                                                                                 3,013
                                                                                                     ------------------

                          INTERNET RETAIL (0.4%)
     92,343               Amazon.com, Inc. *                                                                     8,621
     56,053               Expedia, Inc. *                                                                        1,343
                                                                                                     ------------------
                                                                                                                 9,964
                                                                                                     ------------------

                          LEISURE PRODUCTS (0.1%)
     33,800               Hasbro, Inc.                                                                             938
     99,300               Mattel, Inc.                                                                           1,833
                                                                                                     ------------------
                                                                                                                 2,771
                                                                                                     ------------------

                          MOTORCYCLE MANUFACTURERS (0.1%)
     64,900               Harley-Davidson, Inc.                                                                  1,493
                                                                                                     ------------------

                          MOVIES & ENTERTAINMENT (1.4%)
    625,373               News Corp. "A"                                                                         7,498
    328,800               Time Warner, Inc.                                                                      9,463
    171,000               Viacom, Inc. "B" *                                                                     4,795
    516,608               Walt Disney Co.                                                                       14,186
                                                                                                     ------------------
                                                                                                                35,942
                                                                                                     ------------------

                          PHOTOGRAPHIC PRODUCTS (0.0%)
     75,400               Eastman Kodak Co. (g)                                                                   (360)
                                                                                                     ------------------


PORTFOLIO OF INVESTMENTS (continued)                                                                                 3
USAA S&P 500 INDEX FUND
September 30, 2009 (unaudited)


NUMBER
OF SHARES                                  SECURITY                                                  MARKET VALUE (000)
-----------                                --------                                                  ------------------

                          PUBLISHING (0.2%)
     61,200               Gannett Co., Inc.                                                                        766
     88,000               McGraw-Hill Companies, Inc.                                                            2,212
     10,000               Meredith Corp.                                                                           299
     35,200               New York Times Co. "A"                                                                   286
      1,811               Washington Post Co. "B"                                                                  848
                                                                                                     ------------------
                                                                                                                 4,411
                                                                                                     ------------------

                          RESTAURANTS (1.0%)
     40,375               Darden Restaurants, Inc.                                                               1,378
    302,119               McDonald's Corp.                                                                      17,242
    207,400               Starbucks Corp. *                                                                      4,283
    128,100               Yum! Brands, Inc.                                                                      4,324
                                                                                                     ------------------
                                                                                                                27,227
                                                                                                     ------------------

                          SPECIALIZED CONSUMER SERVICES (0.1%)
     90,300               H&R Block, Inc.                                                                        1,660
                                                                                                     ------------------

                          SPECIALTY STORES (0.3%)
     71,700               Office Depot, Inc. *                                                                     475
    202,733               Staples, Inc.                                                                          4,707
     33,600               Tiffany & Co.                                                                          1,295
                                                                                                     ------------------
                                                                                                                 6,477
                                                                                                     ------------------

                          TIRES & RUBBER (0.0%)
     64,800               Goodyear Tire & Rubber Co. *                                                           1,103
                                                                                                     ------------------
                          Total Consumer Discretionary                                                         235,975
                                                                                                     ------------------

                          CONSUMER STAPLES (11.4%)
                          ------------------------
                          AGRICULTURAL PRODUCTS (0.2%)
    179,979               Archer-Daniels-Midland Co.                                                             5,259
                                                                                                     ------------------

                          BREWERS (0.1%)
     42,300               Molson Coors Brewing Co. "B"                                                           2,059
                                                                                                     ------------------

                          DISTILLERS & VINTNERS (0.1%)
     31,206               Brown-Forman Corp. "B"                                                                 1,505
     56,500               Constellation Brands, Inc. "A" *                                                         856
                                                                                                     ------------------
                                                                                                                 2,361
                                                                                                     ------------------

                          DRUG RETAIL (0.9%)
    401,085               CVS Caremark Corp.                                                                    14,335
    276,834               Walgreen Co.                                                                          10,373
                                                                                                     ------------------
                                                                                                                24,708
                                                                                                     ------------------

                          FOOD DISTRIBUTORS (0.2%)
    165,800               Sysco Corp.                                                                            4,120
                                                                                                     ------------------

                          FOOD RETAIL (0.3%)
    179,900               Kroger Co.                                                                             3,713
    113,428               Safeway, Inc.                                                                          2,237
     55,425               SUPERVALU, Inc.                                                                          835
     38,700               Whole Foods Market, Inc. *                                                             1,180
                                                                                                     ------------------
                                                                                                                 7,965
                                                                                                     ------------------

                          HOUSEHOLD PRODUCTS (2.5%)
     39,900               Clorox Co.                                                                             2,347
    137,714               Colgate-Palmolive Co.                                                                 10,505
    116,409               Kimberly-Clark Corp.                                                                   6,866
    810,681               Procter & Gamble Co.                                                                  46,954
                                                                                                     ------------------
                                                                                                                66,672
                                                                                                     ------------------

                          HYPERMARKETS & SUPER CENTERS (1.4%)
    120,100               Costco Wholesale Corp.                                                                 6,781
    600,902               Wal-Mart Stores, Inc. (f)                                                            (29,498)
                                                                                                     ------------------
                                                                                                                36,279
                                                                                                     ------------------

                          PACKAGED FOODS & MEAT (1.4%)
     51,707               Campbell Soup Co.                                                                      1,687
    120,646               ConAgra Foods, Inc.                                                                    2,616
     48,600               Dean Foods Co. *                                                                         865
     90,310               General Mills, Inc.                                                                    5,814
     88,600               H.J. Heinz Co.                                                                         3,522
     44,800               Hershey Co.                                                                            1,741
     19,200               Hormel Foods Corp.                                                                       682


PORTFOLIO OF INVESTMENTS (continued)                                                                                 4
USAA S&P 500 INDEX FUND
September 30, 2009 (unaudited)


NUMBER
OF SHARES                                  SECURITY                                                  MARKET VALUE (000)
-----------                                --------                                                  ------------------


     33,926               J.M. Smucker Co.                                                                       1,798
     71,285               Kellogg Co.                                                                            3,509
    406,949               Kraft Foods, Inc. "A"                                                                 10,691
     37,717               McCormick & Co., Inc.                                                                  1,280
    196,900               Sara Lee Corp.                                                                         2,193
     79,200               Tyson Foods, Inc. "A"                                                                  1,000
                                                                                                     ------------------
                                                                                                                37,398
                                                                                                     ------------------

                          PERSONAL PRODUCTS (0.2%)
    119,600               Avon Products, Inc.                                                                    4,062
     31,300               Estee Lauder Companies, Inc. "A"                                                       1,160
                                                                                                     ------------------
                                                                                                                 5,222
                                                                                                     ------------------

                          SOFT DRINKS (2.5%)
    643,311               Coca-Cola Co.                                                                         34,546
     91,225               Coca-Cola Enterprises, Inc.                                                            1,953
     68,900               Dr Pepper Snapple Group, Inc. *                                                        1,981
     40,319               Pepsi Bottling Group, Inc.                                                             1,469
    432,900               PepsiCo, Inc.                                                                         25,394
                                                                                                     ------------------
                                                                                                                65,343
                                                                                                     ------------------

                          TOBACCO (1.6%)
    575,800               Altria Group, Inc.                                                                    10,255
     46,225               Lorillard, Inc.                                                                        3,434
    538,118               Philip Morris International, Inc.                                                     26,228
     45,600               Reynolds American, Inc.                                                                2,030
                                                                                                     ------------------
                                                                                                                41,947
                                                                                                     ------------------
                                                                                                     ------------------
                          Total Consumer Staples                                                               299,333
                                                                                                     ------------------

                          ENERGY (11.6%)
                          --------------
                          COAL & CONSUMABLE FUELS (0.2%)
     50,300               CONSOL Energy, Inc.                                                                    2,269
     25,300               Massey Energy Co.                                                                        706
     74,700               Peabody Energy Corp.                                                                   2,780
                                                                                                     ------------------
                                                                                                                 5,755
                                                                                                     ------------------

                          INTEGRATED OIL & GAS (6.9%)
    556,269               Chevron Corp.                                                                         39,178
    412,014               ConocoPhillips                                                                        18,607
  1,333,756               Exxon Mobil Corp. (f)                                                                (91,509)
     80,423               Hess Corp.                                                                             4,299
    197,740               Marathon Oil Corp.                                                                     6,308
     53,728               Murphy Oil Corp.                                                                       3,093
    225,295               Occidental Petroleum Corp.                                                            17,663
                                                                                                     ------------------
                                                                                                               180,657
                                                                                                     ------------------

                          OIL & GAS DRILLING (0.2%)
     19,100               Diamond Offshore Drilling, Inc.                                                        1,824
     38,600               ENSCO International, Inc.                                                              1,642
     81,700               Nabors Industries Ltd. *                                                               1,708
     33,700               Rowan Companies, Inc.                                                                    777
                                                                                                     ------------------
                                                                                                                 5,951
                                                                                                     ------------------

                          OIL & GAS EQUIPMENT & SERVICES (1.7%)
     85,000               Baker Hughes, Inc.                                                                     3,626
     85,000               BJ Services Co.                                                                        1,652
     59,700               Cameron International Corp. *                                                          2,258
     34,500               FMC Technologies, Inc. *                                                               1,802
    252,021               Halliburton Co.                                                                        6,835
    115,300               National Oilwell Varco, Inc. *                                                         4,973
    332,503               Schlumberger Ltd.                                                                     19,817
     60,400               Smith International, Inc.                                                              1,733
                                                                                                     ------------------
                                                                                                                42,696
                                                                                                     ------------------

                          OIL & GAS EXPLORATION & PRODUCTION (2.1%)
    135,600               Anadarko Petroleum Corp.                                                               8,506
     92,800               Apache Corp.                                                                           8,522
     30,724               Cabot Oil & Gas Corp.                                                                  1,098
    177,576               Chesapeake Energy Corp.                                                                5,043
     68,300               Denbury Resources, Inc. *                                                              1,033
    123,500               Devon Energy Corp.                                                                     8,315
     70,200               EOG Resources, Inc.                                                                    5,863
     46,961               Noble Energy, Inc.                                                                     3,098
     34,200               Pioneer Natural Resources Co.                                                          1,241
     43,244               Range Resources Corp.                                                                  2,135

PORTFOLIO OF INVESTMENTS (continued)                                                                                 5
USAA S&P 500 INDEX FUND
September 30, 2009 (unaudited)


NUMBER
OF SHARES                                  SECURITY                                                  MARKET VALUE (000)
-----------                                --------                                                  ------------------

     96,700               Southwestern Energy Co. *                                                              4,127
    162,407               XTO Energy, Inc.                                                                       6,711
                                                                                                     ------------------
                                                                                                                55,692
                                                                                                     ------------------

                          OIL & GAS REFINING & MARKETING (0.2%)
     34,400               Sunoco, Inc.                                                                             979
     41,000               Tesoro Corp.                                                                             614
    156,873               Valero Energy Corp.                                                                    3,042
                                                                                                     ------------------
                                                                                                                 4,635
                                                                                                     ------------------

                          OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    186,900               El Paso Corp.                                                                          1,929
    182,250               Spectra Energy Corp.                                                                   3,452
    163,714               Williams Companies, Inc.                                                               2,925
                                                                                                     ------------------
                                                                                                                 8,306
                                                                                                     ------------------
                                                                                                     ------------------
                          Total Energy                                                                         303,692
                                                                                                     ------------------

                          FINANCIALS (15.1%)
                          ------------------
                          ASSET MANAGEMENT & CUSTODY BANKS (1.4%)
     70,060               Ameriprise Financial, Inc.                                                             2,545
    332,549               Bank of New York Mellon Corp., Inc.                                                    9,641
     22,400               Federated Investors, Inc. "B"                                                            591
     40,802               Franklin Resources, Inc.                                                               4,105
    117,478               Invesco Ltd.                                                                           2,674
     50,388               Janus Capital Group, Inc.                                                                714
     46,221               Legg Mason, Inc.                                                                       1,434
     65,600               Northern Trust Corp. (c)                                                              (3,815)
    138,642               State Street Corp.                                                                     7,293
     72,700               T. Rowe Price Group, Inc.                                                              3,322
                                                                                                     ------------------
                                                                                                                36,134
                                                                                                     ------------------

                          CONSUMER FINANCE (0.7%)
    331,185               American Express Co.                                                                  11,227
    127,058               Capital One Financial Corp.                                                            4,540
    149,955               Discover Financial Services                                                            2,434
    133,300               SLM Corp. *                                                                            1,162
                                                                                                     ------------------
                                                                                                                19,363
                                                                                                     ------------------

                          DIVERSIFIED BANKS (1.9%)
     43,300               Comerica, Inc.                                                                         1,285
    532,534               U.S. Bancorp                                                                          11,641
  1,298,140               Wells Fargo & Co.                                                                     36,581
                                                                                                     ------------------
                                                                                                                49,507
                                                                                                     ------------------

                          INSURANCE BROKERS (0.3%)
     76,100               Aon Corp.                                                                              3,097
    143,200               Marsh & McLennan Companies, Inc.                                                       3,541
                                                                                                     ------------------
                                                                                                                 6,638
                                                                                                     ------------------

                          INVESTMENT BANKING & BROKERAGE (1.7%)
    263,547               Charles Schwab Corp.                                                                   5,047
    225,363               E*TRADE Financial Corp. *                                                                394
    141,639               Goldman Sachs Group, Inc.                                                             26,111
    377,775               Morgan Stanley                                                                        11,666
                                                                                                     ------------------
                                                                                                                43,218
                                                                                                     ------------------

                          LIFE & HEALTH INSURANCE (1.1%)
    131,100               AFLAC, Inc.                                                                            5,603
     83,811               Lincoln National Corp.                                                                 2,172
    226,700               MetLife, Inc.                                                                          8,630
     90,165               Principal Financial Group, Inc.                                                        2,470
    127,800               Prudential Financial, Inc.                                                             6,378
     23,600               Torchmark Corp.                                                                        1,025
     90,400               Unum Group                                                                             1,938
                                                                                                     ------------------
                                                                                                                28,216
                                                                                                     ------------------

                          MULTI-LINE INSURANCE (0.4%)
     37,832               American International Group, Inc. (g)*                                               (1,669)
     35,117               Assurant, Inc.                                                                         1,126
    127,800               Genworth Financial, Inc. "A"                                                           1,527
    106,300               Hartford Financial Services Group, Inc.                                                2,817
    101,116               Loews Corp.                                                                            3,463
                                                                                                     ------------------
                                                                                                                10,602
                                                                                                     ------------------

                          MULTI-SECTOR HOLDINGS (0.0%)

PORTFOLIO OF INVESTMENTS (continued)                                                                                 6
USAA S&P 500 INDEX FUND
September 30, 2009 (unaudited)


NUMBER
OF SHARES                                  SECURITY                                                  MARKET VALUE (000)
-----------                                --------                                                  ------------------

     50,400               Leucadia National Corp. *                                                              1,246
                                                                                                     ------------------

                          OTHER DIVERSIFIED FINANCIAL SERVICES (4.1%)
  2,403,873               Bank of America Corp.                                                                 40,674
  3,629,604               Citigroup, Inc. (f)                                                                  (17,567)
  1,092,234               JPMorgan Chase & Co.                                                                  47,862
                                                                                                     ------------------
                                                                                                               106,103
                                                                                                     ------------------

                          PROPERTY & CASUALTY INSURANCE (0.9%)
    149,200               Allstate Corp.                                                                         4,568
     95,779               Chubb Corp.                                                                            4,828
     47,731               Cincinnati Financial Corp.                                                             1,241
     52,200               MBIA, Inc. *                                                                             405
    192,751               Progressive Corp. *                                                                    3,196
    158,093               Travelers Companies , Inc.                                                             7,783
     91,600               XL Capital Ltd. "A"                                                                    1,599
                                                                                                     ------------------
                                                                                                                23,620
                                                                                                     ------------------

                          REAL ESTATE SERVICES (0.0%)
     62,200               CB Richard Ellis Group, Inc. "A" *                                                       730
                                                                                                     ------------------

                          REGIONAL BANKS (0.9%)
    188,300               BB&T Corp.                                                                             5,129
    222,875               Fifth Third Bancorp                                                                    2,258
     59,990               First Horizon National Corp. *                                                           794
    240,440               First Horizon National Corp. - Fractional Shares *                                         -
    157,700               Huntington Bancshares, Inc.                                                              743
    239,300               KeyCorp                                                                                1,555
     22,700               M&T Bank Corp.                                                                         1,415
     96,799               Marshall & Ilsley Corp.                                                                  781
    129,349               PNC Financial Services Group, Inc.                                                     6,285
    327,983               Regions Financial Corp.                                                                2,037
    140,260               SunTrust Banks, Inc.                                                                   3,163
     34,400               Zions Bancorp                                                                            618
                                                                                                     ------------------
                                                                                                                24,778
                                                                                                     ------------------

                          REITS - DIVERSIFIED (0.1%)
     43,090               Vornado Realty Trust                                                                   2,775
                                                                                                     ------------------

                          REITS - INDUSTRIAL (0.1%)
    126,500               ProLogis                                                                               1,508
                                                                                                     ------------------

                          REITs - OFFICE (0.1%)
     37,400               Boston Properties, Inc.                                                                2,452
                                                                                                     ------------------

                          REITS - RESIDENTIAL (0.2%)
     34,660               Apartment Investment & Management Co. "A"                                                511
     21,027               AvalonBay Communities, Inc.                                                            1,530
     77,589               Equity Residential Properties Trust                                                    2,382
                                                                                                     ------------------
                                                                                                                 4,423
                                                                                                     ------------------

                          REITS - RETAIL (0.3%)
    104,268               Kimco Realty Corp.                                                                     1,360
     78,829               Simon Property Group, Inc.                                                             5,473
                                                                                                     ------------------
                                                                                                                 6,833
                                                                                                     ------------------

                          REITS - SPECIALIZED (0.4%)
     80,297               HCP, Inc.                                                                              2,308
     32,236               Health Care REIT, Inc.                                                                 1,342
    171,400               Host Hotels & Resorts, Inc.                                                            2,017
     45,600               Plum Creek Timber Co., Inc. (g)                                                       (1,397)
     38,011               Public Storage                                                                         2,860
     44,555               Ventas, Inc.                                                                           1,715
                                                                                                     ------------------
                                                                                                                11,639
                                                                                                     ------------------

                          SPECIALIZED FINANCE (0.4%)
     18,500               CME Group, Inc.                                                                        5,702
     20,400               IntercontinentalExchange, Inc. *                                                       1,983
     53,100               Moody's Corp.                                                                          1,086
     40,200               Nasdaq OMX Group, Inc. *                                                                 846
     74,100               NYSE Euronext                                                                          2,141
                                                                                                     ------------------
                                                                                                                11,758
                                                                                                     ------------------

                          THRIFTS & MORTGAGE FINANCE (0.1%)
    133,557               Hudson City Bancorp, Inc.                                                              1,756

PORTFOLIO OF INVESTMENTS (continued)                                                                                 7
USAA S&P 500 INDEX FUND
September 30, 2009 (unaudited)


NUMBER
OF SHARES                                  SECURITY                                                  MARKET VALUE (000)
-----------                                --------                                                  ------------------

     95,100               People's United Financial, Inc.                                                        1,480
                                                                                                     ------------------
                                                                                                                 3,236
                                                                                                     ------------------
                          Total Financials                                                                     394,779
                                                                                                     ------------------

                          HEALTH CARE (13.0%)
                          -------------------
                          BIOTECHNOLOGY (1.7%)
    282,961               Amgen, Inc. *                                                                         17,043
     80,710               Biogen Idec, Inc. *                                                                    4,077
    127,400               Celgene Corp. *                                                                        7,122
     19,500               Cephalon, Inc. *                                                                       1,136
     75,800               Genzyme Corp. *                                                                        4,300
    251,064               Gilead Sciences, Inc. *                                                               11,694
                                                                                                     ------------------
                                                                                                                45,372
                                                                                                     ------------------

                          HEALTH CARE DISTRIBUTORS (0.4%)
     81,143               AmerisourceBergen Corp.                                                                1,816
     97,415               Cardinal Health, Inc.                                                                  2,611
     73,999               McKesson Corp.                                                                         4,406
     27,600               Patterson Companies, Inc. *                                                              752
                                                                                                     ------------------
                                                                                                                 9,585
                                                                                                     ------------------

                          HEALTH CARE EQUIPMENT (1.9%)
    167,127               Baxter International, Inc.                                                             9,528
     67,000               Becton, Dickinson & Co.                                                                4,673
    412,000               Boston Scientific Corp. *                                                              4,363
     26,800               C.R. Bard, Inc.                                                                        2,107
     48,707               Carefusion Corp. *                                                                     1,062
     46,316               Hospira, Inc. *                                                                        2,066
     10,800               Intuitive Surgical, Inc. *                                                             2,832
    305,637               Medtronic, Inc.                                                                       11,247
     94,700               St. Jude Medical, Inc. *                                                               3,694
     79,018               Stryker Corp.                                                                          3,590
     33,300               Varian Medical Systems, Inc. *                                                         1,403
     58,574               Zimmer Holdings, Inc. *                                                                3,131
                                                                                                     ------------------
                                                                                                                49,696
                                                                                                     ------------------

                          HEALTH CARE FACILITIES (0.0%)
    124,300               Tenet Healthcare Corp. *                                                                 731
                                                                                                     ------------------

                          HEALTH CARE SERVICES (0.7%)
     28,000               DaVita, Inc. *                                                                         1,586
     76,324               Express Scripts, Inc. *                                                                5,921
     30,100               Laboratory Corp. of America Holdings *                                                 1,978
    131,286               Medco Health Solutions, Inc. *                                                         7,261
     44,845               Quest Diagnostics, Inc.                                                                2,341
                                                                                                     ------------------
                                                                                                                19,087
                                                                                                     ------------------

                          HEALTH CARE SUPPLIES (0.1%)
     40,000               DENTSPLY International, Inc.                                                           1,382
                                                                                                     ------------------

                          HEALTH CARE TECHNOLOGY (0.0%)
     51,300               IMS Health, Inc.                                                                         787
                                                                                                     ------------------

                          LIFE SCIENCES TOOLS & SERVICES (0.4%)
     48,523               Life Technologies Corp. *                                                              2,259
     14,400               Millipore Corp. *                                                                      1,013
     32,900               PerkinElmer, Inc.                                                                        633
    113,495               Thermo Fisher Scientific, Inc. *                                                       4,956
     27,700               Waters Corp. *                                                                         1,547
                                                                                                     ------------------
                                                                                                                10,408
                                                                                                     ------------------

                          MANAGED HEALTH CARE (0.9%)
    119,886               Aetna, Inc.                                                                            3,337
     77,710               CIGNA Corp.                                                                            2,183
     40,880               Coventry Health Care, Inc. *                                                             816
     45,100               Humana, Inc. *                                                                         1,682
    323,450               UnitedHealth Group, Inc.                                                               8,099
    131,530               WellPoint, Inc. *                                                                      6,229
                                                                                                     ------------------
                                                                                                                22,346
                                                                                                     ------------------

                          PHARMACEUTICALS (6.9%)
    430,301               Abbott Laboratories                                                                   21,287
     86,462               Allergan, Inc.                                                                         4,908
    552,300               Bristol-Myers Squibb Co.                                                              12,438

PORTFOLIO OF INVESTMENTS (continued)                                                                                 8
USAA S&P 500 INDEX FUND
September 30, 2009 (unaudited)


NUMBER
OF SHARES                                  SECURITY                                                  MARKET VALUE (000)
-----------                                --------                                                  ------------------


    280,900               Eli Lilly and Co.                                                                      9,278
     81,700               Forest Laboratories, Inc. *                                                            2,405
    765,591               Johnson & Johnson                                                                     46,617
     65,400               King Pharmaceuticals, Inc. *                                                             704
    586,900               Merck & Co., Inc.                                                                     18,564
     86,700               Mylan, Inc. *                                                                          1,388
  1,877,546               Pfizer, Inc. (f)                                                                     (31,074)
    453,100               Schering-Plough Corp.                                                                 12,800
     28,800               Watson Pharmaceuticals, Inc. *                                                         1,055
    371,000               Wyeth                                                                                 18,023
                                                                                                     ------------------
                                                                                                               180,541
                                                                                                     ------------------
                          Total Health Care                                                                    339,935
                                                                                                     ------------------

                          INDUSTRIALS (10.1%)
                          -------------------
                          AEROSPACE & DEFENSE (2.7%)
    202,500               Boeing Co.                                                                            10,965
    105,995               General Dynamics Corp.                                                                 6,847
     35,294               Goodrich Corp.                                                                         1,918
    208,300               Honeywell International, Inc.                                                          7,738
     51,535               ITT Corp.                                                                              2,688
     32,000               L-3 Communications Holdings, Inc.                                                      2,570
     90,300               Lockheed Martin Corp.                                                                  7,051
     87,197               Northrop Grumman Corp.                                                                 4,513
     38,300               Precision Castparts Corp.                                                              3,902
    107,653               Raytheon Co.                                                                           5,164
     45,278               Rockwell Collins, Inc.                                                                 2,300
    262,500               United Technologies Corp.                                                             15,994
                                                                                                     ------------------
                                                                                                                71,650
                                                                                                     ------------------

                          AIR FREIGHT & LOGISTICS (1.0%)
     47,100               C.H. Robinson Worldwide, Inc.                                                          2,720
     56,326               Expeditors International of Washington, Inc.                                           1,980
     85,682               FedEx Corp.                                                                            6,445
    277,268               United Parcel Service, Inc. "B"                                                       15,657
                                                                                                     ------------------
                                                                                                                26,802
                                                                                                     ------------------

                          AIRLINES (0.1%)
    199,600               Southwest Airlines Co.                                                                 1,916
                                                                                                     ------------------

                          BUILDING PRODUCTS (0.0%)
    100,000               Masco Corp.                                                                            1,292
                                                                                                     ------------------

                          COMMERCIAL PRINTING (0.0%)
     56,900               R.R. Donnelley & Sons Co.                                                              1,210
                                                                                                     ------------------

                          CONSTRUCTION & ENGINEERING (0.2%)
     49,400               Fluor Corp.                                                                            2,512
     33,000               Jacobs Engineering Group, Inc. *                                                       1,516
     53,500               Quanta Services, Inc. *                                                                1,184
                                                                                                     ------------------
                                                                                                                 5,212
                                                                                                     ------------------

                          CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
    172,383               Caterpillar, Inc.                                                                      8,848
     57,633               Cummins, Inc.                                                                          2,583
    116,200               Deere & Co.                                                                            4,987
    101,700               PACCAR, Inc.                                                                           3,835
                                                                                                     ------------------
                                                                                                                20,253
                                                                                                     ------------------

                          DIVERSIFIED SUPPORT SERVICES (0.1%)
     36,500               Cintas Corp.                                                                           1,106
     49,200               Iron Mountain, Inc. *                                                                  1,312
                                                                                                     ------------------
                                                                                                                 2,418
                                                                                                     ------------------

                          ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
    208,900               Emerson Electric Co.                                                                   8,373
     39,500               Rockwell Automation, Inc.                                                              1,682
                                                                                                     ------------------
                                                                                                                10,055
                                                                                                     ------------------

                          ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
     91,935               Republic Services, Inc.                                                                2,443
     23,000               Stericycle, Inc. *                                                                     1,114
    138,800               Waste Management, Inc.                                                                 4,139
                                                                                                     ------------------
                                                                                                                 7,696
                                                                                                     ------------------

                          HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)

PORTFOLIO OF INVESTMENTS (continued)                                                                                 9
USAA S&P 500 INDEX FUND
September 30, 2009 (unaudited)


NUMBER
OF SHARES                                  SECURITY                                                  MARKET VALUE (000)
-----------                                --------                                                  ------------------


     32,200               Monster Worldwide, Inc. *                                                                563
     43,100               Robert Half International, Inc.                                                        1,078
                                                                                                     ------------------
                                                                                                                 1,641
                                                                                                     ------------------

                          INDUSTRIAL CONGLOMERATES (2.4%)
    193,800               3M Co.                                                                                14,302
  2,952,815               General Electric Co. (f)                                                             (48,485)
     71,800               Textron, Inc.                                                                          1,363
                                                                                                     ------------------
                                                                                                                64,150
                                                                                                     ------------------

                          INDUSTRIAL MACHINERY (0.8%)
     72,895               Danaher Corp.                                                                          4,907
     50,600               Dover Corp.                                                                            1,961
     45,300               Eaton Corp.                                                                            2,564
     16,300               Flowserve Corp.                                                                        1,606
    105,384               Illinois Tool Works, Inc.                                                              4,501
     34,507               Pall Corp.                                                                             1,114
     45,100               Parker-Hannifin Corp.                                                                  2,338
     18,082               Snap-On, Inc.                                                                            629
     20,500               Stanley Works                                                                            875
                                                                                                     ------------------
                                                                                                                20,495
                                                                                                     ------------------

                          OFFICE SERVICES & SUPPLIES (0.1%)
     32,718               Avery Dennison Corp.                                                                   1,178
     57,200               Pitney Bowes, Inc.                                                                     1,422
                                                                                                     ------------------
                                                                                                                 2,600
                                                                                                     ------------------

                          RAILROADS (0.9%)
     72,433               Burlington Northern Santa Fe Corp.                                                     5,782
    110,100               CSX Corp.                                                                              4,609
    100,441               Norfolk Southern Corp.                                                                 4,330
    141,073               Union Pacific Corp.                                                                    8,232
                                                                                                     ------------------
                                                                                                                22,953
                                                                                                     ------------------

                          RESEARCH & CONSULTING SERVICES (0.1%)
     14,500               Dun & Bradstreet Corp.                                                                 1,092
     35,700               Equifax, Inc.                                                                          1,041
                                                                                                     ------------------
                                                                                                                 2,133
                                                                                                     ------------------

                          TRADING COMPANIES & DISTRIBUTORS (0.1%)
     36,400               Fastenal Co. (g)                                                                      (1,409)
     18,100               W.W. Grainger, Inc.                                                                    1,617
                                                                                                     ------------------
                                                                                                                 3,026
                                                                                                     ------------------

                          TRUCKING (0.0%)
     15,500               Ryder System, Inc.                                                                       606
                                                                                                     ------------------
                          Total Industrials                                                                    266,108
                                                                                                     ------------------

                          INFORMATION TECHNOLOGY (18.5%)
                          ------------------------------
                          APPLICATION SOFTWARE (0.5%)
    146,700               Adobe Systems, Inc. *                                                                  4,847
     61,900               Autodesk, Inc. *                                                                       1,473
     52,297               Citrix Systems, Inc. *                                                                 2,052
     57,718               Compuware Corp. *                                                                        423
     90,000               Intuit, Inc. *                                                                         2,565
     30,416               salesforce.com, Inc. *                                                                 1,731
                                                                                                     ------------------
                                                                                                                13,091
                                                                                                     ------------------

                          COMMUNICATIONS EQUIPMENT (2.7%)
     28,942               Ciena Corp. *                                                                            471
  1,604,021               Cisco Systems, Inc. *                                                                 37,759
     35,100               Harris Corp.                                                                           1,320
     59,625               JDS Uniphase Corp. *                                                                     424
    144,200               Juniper Networks, Inc. *                                                               3,896
    645,076               Motorola, Inc.                                                                         5,541
    460,300               QUALCOMM, Inc.                                                                        20,704
    118,800               Tellabs, Inc. *                                                                          822
                                                                                                     ------------------
                                                                                                                70,937
                                                                                                     ------------------

                          COMPUTER HARDWARE (5.0%)
    248,692               Apple, Inc. *                                                                         46,100
    476,600               Dell, Inc. *                                                                           7,273
    659,011               Hewlett-Packard Co.                                                                   31,112
    363,977               International Business Machines Corp.                                                 43,535


PORTFOLIO OF INVESTMENTS (continued)                                                                                10
USAA S&P 500 INDEX FUND
September 30, 2009 (unaudited)


NUMBER
OF SHARES                                  SECURITY                                                  MARKET VALUE (000)
-----------                                --------                                                  ------------------

    208,900               Sun Microsystems, Inc. *                                                               1,899
     47,700               Teradata Corp. *                                                                       1,313
                                                                                                     ------------------
                                                                                                               131,232
                                                                                                     ------------------

                          COMPUTER STORAGE & PERIPHERALS (0.6%)
    562,113               EMC Corp. *                                                                            9,578
     21,600               Lexmark International, Inc. "A" *                                                        465
     92,300               NetApp, Inc. *                                                                         2,463
     32,900               QLogic Corp. *                                                                           566
     63,000               SanDisk Corp. *                                                                        1,367
     61,100               Western Digital Corp. *                                                                2,232
                                                                                                     ------------------
                                                                                                                16,671
                                                                                                     ------------------

                          DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
     27,200               Affiliated Computer Services, Inc. "A" *                                               1,473
    141,400               Automatic Data Processing, Inc.                                                        5,557
     43,234               Computer Sciences Corp. *                                                              2,279
     35,500               Convergys Corp. *                                                                        353
     55,871               Fidelity National Information Services, Inc.                                           1,425
     41,951               Fiserv, Inc. *                                                                         2,022
     26,754               MasterCard, Inc. "A"                                                                   5,408
     91,100               Paychex, Inc.                                                                          2,647
     50,155               Total System Services, Inc.                                                              808
    190,799               Western Union Co.                                                                      3,610
                                                                                                     ------------------
                                                                                                                25,582
                                                                                                     ------------------

                          ELECTRONIC COMPONENTS (0.3%)
     48,000               Amphenol Corp. "A"                                                                     1,809
    433,600               Corning, Inc.                                                                          6,638
                                                                                                     ------------------
                                                                                                                 8,447
                                                                                                     ------------------

                          ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
     96,200               Agilent Technologies, Inc. *                                                           2,677
     44,737               FLIR Systems, Inc. *                                                                   1,252
                                                                                                     ------------------
                                                                                                                 3,929
                                                                                                     ------------------

                          ELECTRONIC MANUFACTURING SERVICES (0.1%)
     51,500               Jabil Circuit, Inc.                                                                      691
     36,800               Molex, Inc.                                                                              768
                                                                                                     ------------------
                                                                                                                 1,459
                                                                                                     ------------------

                          HOME ENTERTAINMENT SOFTWARE (0.1%)
     92,000               Electronic Arts, Inc. *                                                                1,753
                                                                                                     ------------------

                          INTERNET SOFTWARE & SERVICES (1.9%)
     46,700               Akamai Technologies, Inc. *                                                              919
    312,212               eBay, Inc. *                                                                           7,371
     66,814               Google, Inc. "A" *                                                                    33,130
     54,400               VeriSign, Inc. *                                                                       1,289
    331,849               Yahoo!, Inc. *                                                                         5,910
                                                                                                     ------------------
                                                                                                                48,619
                                                                                                     ------------------

                          IT CONSULTING & OTHER SERVICES (0.1%)
     83,100               Cognizant Technology Solutions Corp. "A" *                                             3,213
                                                                                                     ------------------

                          OFFICE ELECTRONICS (0.1%)
    240,100               Xerox Corp.                                                                            1,858
                                                                                                     ------------------

                          SEMICONDUCTOR EQUIPMENT (0.3%)
    367,500               Applied Materials, Inc.                                                                4,925
     46,400               KLA-Tencor Corp.                                                                       1,664
     60,700               MEMC Electronic Materials, Inc. *                                                      1,009
     30,400               Novellus Systems, Inc. *                                                                 638
     53,300               Teradyne, Inc. *                                                                         493
                                                                                                     ------------------
                                                                                                                 8,729
                                                                                                     ------------------

                          SEMICONDUCTORS (2.2%)
    152,400               Advanced Micro Devices, Inc. *                                                           863
     77,885               Altera Corp.                                                                           1,597
     78,300               Analog Devices, Inc.                                                                   2,159
    117,850               Broadcom Corp. "A" *                                                                   3,617
  1,550,091               Intel Corp.                                                                           30,335
     63,800               Linear Technology Corp.                                                                1,763
    180,300               LSI Corp. *                                                                              990
     51,100               Microchip Technology, Inc. (g)                                                         1,354



PORTFOLIO OF INVESTMENTS (continued)                                                                                11
USAA S&P 500 INDEX FUND
September 30, 2009 (unaudited)


NUMBER
OF SHARES                                  SECURITY                                                  MARKET VALUE (000)
-----------                                --------                                                  ------------------

    244,247               Micron Technology, Inc. *                                                              2,003
     63,330               National Semiconductor Corp.                                                             904
    156,560               NVIDIA Corp. *                                                                         2,353
    353,200               Texas Instruments, Inc.                                                                8,367
     79,200               Xilinx, Inc.                                                                           1,855
                                                                                                     ------------------
                                                                                                                58,160
                                                                                                     ------------------

                          SYSTEMS SOFTWARE (3.4%)
     51,500               BMC Software, Inc. *                                                                   1,933
    113,296               CA, Inc.                                                                               2,491
     41,900               McAfee, Inc. *                                                                         1,835
  2,151,719               Microsoft Corp.                                                                       55,708
     87,600               Novell, Inc. *                                                                           395
  1,083,392               Oracle Corp.                                                                          22,578
     52,304               Red Hat, Inc. *                                                                        1,446
    229,789               Symantec Corp. *                                                                       3,784
                                                                                                     ------------------
                                                                                                                90,170
                                                                                                     ------------------
                                                                                                     ------------------
                          Total Information Technology                                                         483,850
                                                                                                     ------------------

                          MATERIALS (3.5%)
                          ----------------
                          ALUMINUM (0.1%)
    268,100               Alcoa, Inc.                                                                            3,517
                                                                                                     ------------------

                          CONSTRUCTION MATERIALS (0.1%)
     36,007               Vulcan Materials Co.                                                                   1,947
                                                                                                     ------------------

                          DIVERSIFIED CHEMICALS (0.8%)
    316,500               Dow Chemical Co.                                                                       8,251
    248,875               E.I. du Pont de Nemours & Co.                                                          7,999
     20,600               Eastman Chemical Co.                                                                   1,103
     20,100               FMC Corp.                                                                              1,131
     46,305               PPG Industries, Inc.                                                                   2,695
                                                                                                     ------------------
                                                                                                                21,179
                                                                                                     ------------------

                          DIVERSIFIED METALS & MINING (0.3%)
    114,133               Freeport-McMoRan Copper & Gold, Inc.                                                   7,831
     22,800               Titanium Metals Corp.                                                                    218
                                                                                                     ------------------
                                                                                                                 8,049
                                                                                                     ------------------

                          FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
     13,900               CF Industries Holdings, Inc.                                                           1,199
    152,314               Monsanto Co.                                                                          11,789
                                                                                                     ------------------
                                                                                                                12,988
                                                                                                     ------------------

                          FOREST PRODUCTS (0.1%)
     59,008               Weyerhaeuser Co.                                                                       2,163
                                                                                                     ------------------

                          GOLD (0.2%)
    137,683               Newmont Mining Corp.                                                                   6,061
                                                                                                     ------------------

                          INDUSTRIAL GASES (0.5%)
     58,794               Air Products & Chemicals, Inc.                                                         4,561
     22,609               Airgas, Inc.                                                                           1,094
     84,700               Praxair, Inc.                                                                          6,919
                                                                                                     ------------------
                                                                                                                12,574
                                                                                                     ------------------

                          METAL & GLASS CONTAINERS (0.2%)
     26,300               Ball Corp.                                                                             1,294
     45,800               Owens-Illinois, Inc. *                                                                 1,690
     34,000               Pactiv Corp. *                                                                           886
                                                                                                     ------------------
                                                                                                                 3,870
                                                                                                     ------------------

                          PAPER PACKAGING (0.1%)
     30,166               Bemis Co., Inc.                                                                          782
     42,700               Sealed Air Corp.                                                                         838
                                                                                                     ------------------
                                                                                                                 1,620
                                                                                                     ------------------

                          PAPER PRODUCTS (0.1%)
    122,920               International Paper Co.                                                                2,733
     46,411               MeadWestvaco Corp.                                                                     1,035
                                                                                                     ------------------
                                                                                                                 3,768
                                                                                                     ------------------

                          SPECIALTY CHEMICALS (0.2%)
     65,301               Ecolab, Inc.                                                                           3,019
     21,200               International Flavors & Fragrances, Inc.                                                 804

PORTFOLIO OF INVESTMENTS (continued)                                                                                12
USAA S&P 500 INDEX FUND
September 30, 2009 (unaudited)


NUMBER
OF SHARES                                  SECURITY                                                  MARKET VALUE (000)
-----------                                --------                                                  ------------------

     34,800               Sigma-Aldrich Corp.                                                                    1,878
                                                                                                     ------------------
                                                                                                                 5,701
                                                                                                     ------------------

                          STEEL (0.3%)
     32,200               AK Steel Holding Corp.                                                                   635
     27,100               Allegheny Technologies, Inc.                                                             948
     87,100               Nucor Corp.                                                                            4,095
     39,100               United States Steel Corp.                                                              1,735
                                                                                                     ------------------
                                                                                                                 7,413
                                                                                                     ------------------
                         Total Materials                                                                        90,850
                                                                                                     ------------------

                          TELECOMMUNICATION SERVICES (3.1%)
                          ---------------------------------
                          INTEGRATED TELECOMMUNICATION SERVICES (2.8%)
  1,640,965               AT&T, Inc.                                                                            44,322
     82,114               CenturyTel, Inc.                                                                       2,759
     82,200               Frontier Communications Corp.                                                            620
    420,100               Qwest Communications International, Inc. (g)                                          (1,600)
    789,060               Verizon Communications, Inc.                                                          23,885
    119,531               Windstream Corp.                                                                       1,211
                                                                                                     ------------------
                                                                                                                74,397
                                                                                                     ------------------

                          WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    108,208               American Tower Corp. "A" *                                                             3,939
     70,100               MetroPCS Communications, Inc. *                                                          656
    793,639               Sprint Nextel Corp. *                                                                  3,135
                                                                                                     ------------------
                                                                                                                 7,730
                                                                                                     ------------------
                                                                                                     ------------------
                          Total Telecommunication Services                                                      82,127
                                                                                                     ------------------

                          UTILITIES (3.7%)
                          ----------------
                          ELECTRIC UTILITIES (1.9%)
     49,300               Allegheny Energy, Inc.                                                                 1,308
    130,687               American Electric Power Co., Inc.                                                      4,050
     88,216               Edison International                                                                   2,962
     53,726               Entergy Corp.                                                                          4,291
    184,300               Exelon Corp.                                                                           9,145
     83,509               FirstEnergy Corp.                                                                      3,818
    114,600               FPL Group, Inc.                                                                        6,329
     50,933               Northeast Utilities                                                                    1,209
     64,409               Pepco Holdings, Inc.                                                                     958
     30,092               Pinnacle West Capital Corp.                                                              988
    106,197               PPL Corp.                                                                              3,222
     76,100               Progress Energy, Inc.                                                                  2,972
    219,700               Southern Co.                                                                           6,958
                                                                                                     ------------------
                                                                                                                48,210
                                                                                                     ------------------

                          GAS UTILITIES (0.1%)
     35,200               EQT Corp.                                                                              1,499
     14,700               Nicor, Inc.                                                                              538
     46,500               Questar Corp.                                                                          1,747
                                                                                                     ------------------
                                                                                                                 3,784
                                                                                                     ------------------

                          INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
    181,500               AES Corp. *                                                                            2,690
     57,229               Constellation Energy Group, Inc.                                                       1,852
    135,221               Dynegy, Inc. "A" *                                                                       345
                                                                                                     ------------------
                                                                                                                 4,887
                                                                                                     ------------------

                          MULTI-UTILITIES (1.5%)
     67,234               Ameren Corp.                                                                           1,700
    110,746               CenterPoint Energy, Inc.                                                               1,377
     57,902               CMS Energy Corp.                                                                         776
     74,847               Consolidated Edison, Inc.                                                              3,064
    166,190               Dominion Resources, Inc.                                                               5,734
     46,985               DTE Energy Co.                                                                         1,651
    356,880               Duke Energy Corp.                                                                      5,617
     19,300               Integrys Energy Group, Inc.                                                              693
     73,559               NiSource, Inc.                                                                         1,022
    102,600               PG&E Corp.                                                                             4,154
    142,000               Public Service Enterprise Group, Inc.                                                  4,464
     32,300               SCANA Corp.                                                                            1,127
     66,633               Sempra Energy                                                                          3,319

PORTFOLIO OF INVESTMENTS (continued)                                                                                13
USAA S&P 500 INDEX FUND
September 30, 2009 (unaudited)


NUMBER
OF SHARES                                  SECURITY                                                  MARKET VALUE (000)
-----------                                --------                                                  ------------------

     63,412               TECO Energy, Inc.                                                                        893
     31,500               Wisconsin Energy Corp.                                                                 1,423
    127,922               Xcel Energy, Inc.                                                                      2,461
                                                                                                     ------------------
                                                                                                                39,475
                                                                                                     ------------------
                          Total Utilities                                                                       96,356
                                                                                                     ------------------
                          Total Common Stocks (cost: $2,591,866)                                             2,593,005
                                                                                                     ------------------


                          MONEY MARKET INSTRUMENTS (0.9%)

                          MONEY MARKET FUND (0.6%)
 16,499,377               Northern Institutional Funds - Diversified Assets Portfolio, 0.10% (a),(d)           (16,499)
                                                                                                     ------------------

PRINCIPAL
AMOUNT
(000)
-----------
                          U.S. TREASURY BILLS (0.3%)
$     6,470               0.27%, 11/19/2009 (b),(e)                                                             (6,468)
                                                                                                     ------------------
                          Total Money Market Instruments (cost: $22,967)                                        22,967
                                                                                                     ------------------

  Number
of Shares
-----------
                          SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
                          FROM SECURITIES LOANED (0.3%)

                          MONEY MARKET FUNDS (0.3%)
  1,477,356               AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.28%(a)                        1,477
  7,641,127               BlackRock Provident Liquidity Institutional Temp Fund, 0.22%(a)                        7,641
                                                                                                     ------------------
                          Total Money Market Funds                                                               9,118
                                                                                                     ------------------

  PRINCIPAL
     AMOUNT
      (000)
-----------
                          REPURCHASE AGREEMENTS (0.0%)

       $500               Credit Suisse First Boston LLC, 0.05%, acquired on 9/30/2009 and due
                           10/01/2009 at $500 (collateralized by $515 of U.S. Treasury, 0.28%(h),                  500
                           due 6/17/2010; market value $514) 200
                          Deutsche Bank Securities, Inc., 0.06%, acquired on 9/30/2009 and due
                           10/01/2009 at $200 (collateralized by $205 of Federal Home Loan
                           Bank(i), 0.55%, due 6/30/2010; market value $205)                                       200
                                                                                                     ------------------
                          Total Repurchase Agreements                                                              700
                                                                                                     ------------------
                          Total Short-Term Investments Purchased With Cash Collateral From
                          Securities Loaned (cost: 9,818)                                                        9,818
                                                                                                     ------------------
                          TOTAL INVESTMENTS (COST: $2,624,651)                                             $ 2,625,790
                                                                                                     ==================

PORTFOLIO OF INVESTMENTS (continued)                                                                                14
USAA S&P 500 INDEX FUND
September 30, 2009 (unaudited)


            ($ IN 000'S)                                     VALUATION HIERARCHY
                                             (LEVEL 1)             (LEVEL 2)            (LEVEL 3)
                                       QUOTED PRICES IN                                SIGNIFICANT
                                      ACTIVE MARKETS FOR       OTHER SIGNIFICANT       UNOBSERVABLE
                                        IDENTICAL ASSETS       OBSERVABLE INPUTS           INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------------
 Common Stocks                          $     2,593,005   $                 -      $              -   $    2,593,005
Money Market Instruments
 Money Market Fund                               16,499                     -                     -           16,499
 U.S. Treasury Bills                                -                     6,468                   -            6,468
Short-Term Investments Purchased with
Cash Collateral from Securities Loaned:
 Money Market Fund                                9,118                                                        9,118
 Repurchase Agreements                                                      700                                  700
Other Financial Instruments*                        446                                                          446
----------------------------------------------------------------------------------------------------------------------
TOTAL                                   $     2,619,068   $               7,168    $              -   $    2,626,236
----------------------------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO
OF INVESTMENTS

September 30, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these

--------------------------------------------------------------------------------
15 | USAA S&P 500 Index Fund

--------------------------------------------------------------------------------

securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FUTURES CONTRACTS - The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in

--------------------------------------------------------------------------------
                                          Notes to Portfolio of Investments | 16

--------------------------------------------------------------------------------

either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of September 30, 2009, was approximately $9,616,000.

E. SUBSEQUENT EVENTS - Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through November 19, 2009, the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

F. As of September 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2009, were $573,073,000 and $571,934,000, respectively, resulting in net unrealized appreciation of $1,139,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,618,997,000 at September 30, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT - Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at September 30, 2009.

--------------------------------------------------------------------------------
17 | USAA S&P 500 Index Fund

--------------------------------------------------------------------------------

(b) Rate represents an annualized yield at time of purchase, not a coupon rate.

(c) Northern Trust Corp. is the parent to Northern Trust Investments, N.A.
(NTI), which is the subadviser of the Fund.

(d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

(e) Security with a value of $6,468,000 is segregated as collateral for initial margin requirements on open futures contracts.

(f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2009, as shown in the following table:

                                                             VALUE AT
                                                    ------------------------------ UNREALIZED
TYPE OF FUTURE   EXPIRATION    CONTRACTS   POSITION   TRADE DATE   SEPTEMBER 30,   APPRECIATION
                                                                   2009
-----------------------------------------------------------------------------------------------
S&P 500 Index    December 18,      98        Long     $25,350,000  $25,796,000       $446,000
Futures          2009

(g) The security or a portion thereof was out on loan as of September 30, 2009.

(h) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(i) Securities issued by government-sponsored enterprises (GSEs) are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

* Non-income producing security.



--------------------------------------------------------------------------------
                                          Notes to Portfolio of Investments | 18



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    NOVEMBER 20, 2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    NOVEMBER 23, 2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    NOVEMBER 23, 2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.